Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
A.	Basis of presentation
  The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

Use of Estimates, Policy [Policy Text Block]
B.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include, but are not limited to, those related to deferred revenue, revenue recognition, stock-based compensation and accounting for income taxes, including valuation allowances.

Presentation Currency of Financial Statements Policy [Policy Text Block]
C.	Financial statement in U.S. dollars

The functional currency of the Company and its subsidiaries is the U.S dollar (the “dollar”), because the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate, and expect to continue operating in the foreseeable future. Transactions and balances denominated in dollars are presented in their original amounts. Non-dollar denominated transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation.” All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
D.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Galmed Research and Development Ltd, Galmed 2000 Inc., Galmed International Ltd., and Galmed Medical Research Ltd. All intercompany balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
E.	Cash and cash equivalents
  Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with maturities of three months or less as of the date acquired.

Marketable Securities, Policy [Policy Text Block]
F.	Marketable Securities

Marketable securities are considered to be available for sale and are carried at fair value. Unrealized gains and losses net of tax, if any, are reported as a separate component of stockholders’ equity. The cost of marketable securities classified as available for sale is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in interest income. Realized gains and losses and declines in value judged to be other than temporary, if any, are also included in other income, net. Interest on securities classified as available for sale is included in interest income. The cost of securities sold is based on the specific identification method.

For all investments in marketable securities, the Company assesses whether the impairment is other-than-temporary. If the fair value of a security is less than its amortized cost basis, an impairment is considered other-than-temporary if (i) the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (ii) the Company does not expect to recover the entire amortized cost of the security. If an impairment is considered other-than-temporary based on condition (i), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other-than-temporary based on condition (ii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the security, will be recognized in earnings, and the amount relating to all other factors will be recognized in other comprehensive income. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized losses, credit ratings, default and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist.

Property, Plant and Equipment, Policy [Policy Text Block]
G.	Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7-16
Computer software, electronic and medical equipment	15–33
Leasehold improvements	10

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
H.	Impairment of long-lived assets

The Company’s and its subsidiaries’ long-lived assets are reviewed for impairment in accordance with ASC 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2016 and 2015, no impairment losses were identified.

Compensation Related Costs, Policy [Policy Text Block]
I.	Severance pay

The Company’s liability for severance pay is calculated in accordance with Israeli law, based on the most recent salary paid to each employee and the length of employment with the Company. Part of the liability is funded through individual insurance policies purchased from outside insurance companies, which are not under the Company’s control. The Company employees are included under section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. According to Section 14, these employees are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made in their name with such insurance companies. Under the Severance Compensation Act, 1963, payments in accordance with Section 14 release the Company from any future severance payments to those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet.

Fair Value of Financial Instruments, Policy [Policy Text Block]
J.	Fair value of financial instruments

The estimated fair value of financial instruments was determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, marketable securities and trade payables approximate their fair value due to the short-term maturity of such instruments.

Fair value is an exit price representing the amount that would be received upon selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions used by market participants in pricing an asset or a liability.

A three-tier fair-value hierarchy was established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

⋅	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

⋅	Level 2 - Other inputs that are directly or indirectly observable in the marketplace; and

⋅	Level 3 - Unobservable inputs that are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
K.	Accounting for stock-based compensation

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including employee stock options under the Company’s stock plans, based on estimated fair values. ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expenses for the value of employee awards, which have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date, and estimates the fair value of stock options granted using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock-price volatility and the expected option term (the time from the grant date until the options are exercised or expire).

The Company’s calculations of the expected volatility were based upon actual historical stock-price movements over the period, which was equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with ASC-718-10-S99, using the “simplified” method, and grants to non-employees were based on the contractual term. Historically, the Company has not paid dividends, and has no foreseeable plans to do so. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

The following assumptions were used for the fiscal year 2016 and 2015 grants: dividend yield of 0.00% for both periods; risk-free interest rate between 1.22% and 1.90%; an expected life between 5 and 6.25 years; and a volatility rate ranging between 70% to 84%.

Revenue Recognition, Policy [Policy Text Block]
L.	Deferred Revenue and Revenue Recognition

The Company has entered into a collaboration agreement with Samil Pharm. Co. Ltd., The terms of our collaboration agreement include deliverables such as non-refundable license fees, payments based upon achievement of developmental or regulatory approval milestones, and royalties on product sales.

The collaboration agreement includes additional payments payable to the Company upon the achievement of performance-based milestones. These milestones are categorized into two types; development milestones which are generally based on the advancement of our ongoing Phase IIb ARREST trial and potential pivotal study, and regulatory milestones which are based on the approval of a new drug application in the territory in respect of the product. Milestones that are tied to regulatory approval are not considered probable of being achieved until such approval is received. Upfront payments from customers are not subject to refund if the development activities are not successful.

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer, collection is reasonably assured and product returns can be reliably estimated.

Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue in the accompanying consolidated balance sheets. The deferred revenue is then amortized over the contractual period, and future milestone payments will be recognized once earned. Although the Company follows detailed guidelines in measuring revenue, certain judgments affect the application of its revenue policy. For example, in connection with the existing license agreement, the Company has recorded in its consolidated balance sheet short-term and long-term deferred revenue based on management’s best estimate of when such revenue will be recognized. Short-term deferred revenue consists of amounts that are expected to be recognized as revenue within twelve months from balance sheet date. Amounts that expected to be recognized beyond twelve months from balance sheet date are classified as long-term deferred revenue. However, this estimate is based the Company’s current operating plan and, if the operating plan should change in the future, management may recognize a different amount of deferred revenue classified to short term and long term.

Research and Development Expense, Policy [Policy Text Block]
M.	Research and development expenses
  Research and development expenses are charged to the statement of operations as incurred.

Income Tax, Policy [Policy Text Block]
N.	Income taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes.” Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income-tax bases of assets and liabilities and their reported amounts in the financial statements and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Earnings Per Share, Policy [Policy Text Block]
O.	Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted-average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted-average number of shares outstanding during each year, plus the dilutive potential of the ordinary shares considered outstanding during the year, in accordance with ASC 260-10, “Earnings Per Share.”

All outstanding stock options and warrants were excluded from the calculation of the diluted loss per share for the years ended December 31, 2016, 2015 and 2014, because all such securities have an anti-dilutive effect.

Segment Reporting, Policy [Policy Text Block]
P.	Segment Reporting

The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

Comprehensive Income, Policy [Policy Text Block]
Q.	Comprehensive Loss

The purpose of reporting comprehensive income is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

New Accounting Pronouncements, Policy [Policy Text Block]
R.	Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In January 2016 the FASB issued ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities”, which provides targeted improvements to the recognition, measurement, presentation and disclosure of financial assets and financial liabilities. Specific accounting areas addressed include, equity investments, financial liabilities reported under the fair value option and valuation allowance assessment resulting from unrealized losses on available-for-sale securities. The ASU also changes certain presentation and disclosure requirements for financial instruments. The Update is to be applied by means of a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

This ASU is effective for the Company in its first quarter of fiscal year 2019. Early adoption, with certain exceptions, is not permitted. The Company is currently evaluating the effect this ASU will have on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which amends, among other things, the existing guidance by requiring lessees to recognize lease assets (right-to-use) and liabilities (for reasonably certain lease payments) arising from operating leases on the balance sheet.  For leases with a term of twelve months or less, ASU 2016-02 permits an entity to make an accounting policy election to recognize such leases as lease expense, generally on a straight-line basis over the lease term.  ASU 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 using a modified retrospective approach, with early adoption permitted.  The Company is currently evaluating ASU 2016-02 and its impact on its consolidated financial statements.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses – Measurement of Credit Losses on Financial Instruments, which introduces a model based on expected losses to estimate credit losses for most financial assets and certain other instruments. In addition, for available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard is effective for annual reporting periods beginning after December 15, 2019, with early adoption permitted for annual reporting periods beginning after December 15, 2018. Entities will apply the standard’s provisions by recording a cumulative-effect adjustment to retained earnings. The Comapny evaluating the impact of the adoption on our consolidated balance sheet, results of operations, cash flows and disclosures.

In August 2016, the FASB issued Accounting Standards Update No. 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which amends ASC 230 to add and clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows.  ASU 2016-15 was issued with the intent of reducing diversity in practice with respect to certain types of cash flows.  ASU 2016-15 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The Company is currently reviewing and evaluating this guidance and its impact on its consolidated financial statements.